Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fair Value Disclosures [Abstract]
Changes recognized as a credit to other comprehensive income	¥ 95	¥ 60
Credit (debit) amounts reclassified to earnings	0	1
Cumulative credit balance recognized in accumulated other comprehensive income	¥ 145	¥ 49